UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, LLC
Address:  126 East 56th Street
          New York, New York 10022

13F File Number: 028-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Philippe Laffont
Title:    Managing Member
Phone:    (212) 715-5100

Signature, Place and Date of Signing:


/s/Philippe Laffont               New York, NY             February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   12

Form 13F Information Table Value Total:   $602,887
                                          (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name

----      -------------------      ------------------------------

1.        028-12788                Coatue Offshore Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                       COATUE MANAGEMENT, LLC
                                                          DECEMBER 31, 2008
COLUMN 1                      COLUMN  2    COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6     COL 7         COLUMN 8

                                                        VALUE     SHRS OR   SH/ PUT/    INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL    DISCRETION    MNGRS  SOLE      SHARED NONE
--------------            --------------    -----       -------   -------   --- ----    ----------    -----  ----      ------ ----
AMERICAN TOWER CORP       CL A             029912201    25,023      853,434 SH        Shared-Defined  1        853,434   0    0
APPLE INC                 COM              037833100    85,167      997,851 SH        Shared-Defined  1        997,851   0    0
BAIDU COM INC             SPON ADR REP A   056752108    83,829      642,025 SH        Shared-Defined  1        642,025   0    0
BANKRATE INC              COM              06646V108    35,215      926,716 SH        Shared-Defined  1        926,716   0    0
GOOGLE INC                CL A             38259P508    48,932      159,052 SH        Shared-Defined  1        159,052   0    0
NETEASE COM INC           SPONSORED ADR    64110W102    10,585      478,966 SH        Shared-Defined  1        478,966   0    0
ORACLE CORP COM           COM              68389X105    47,776    2,694,659 SH        Shared-Defined  1      2,694,659   0    0
QUALCOMM INC              COM              747525103    80,842    2,256,253 SH        Shared-Defined  1      2,256,253   0    0
SOHU COM INC              COM              83408W103   131,995    2,788,226 SH        Shared-Defined  1      2,788,226   0    0
SUNPOWER CORP             COM CL B         867652307    25,297      831,060 SH        Shared-Defined  1        831,060   0    0
TD AMERITRADE HLDG CORP   COM              87236Y108    24,513    1,720,222 SH        Shared-Defined  1      1,720,222   0    0
TECHTARGET INC            COM              87874R100     3,713      859,544 SH        Shared-Defined  1        859,544   0    0

SK 02984 0008 956946